1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

COREY F. ROSE corey.rose@dechert.com +1 202 261 3314 Direct

March 22, 2022

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

RE:                           Initial Filing of the Registration Statement on Form N-6 for AUL American Individual Variable Life Unit Trust, File No. 811-08311

Dear Sir or Madam:

On behalf of American United Life Insurance Company (“AUL”) and its separate account, AUL American Individual Variable Life Unit Trust (the “Separate Account”), we are electronically filing via EDGAR an original registration statement on Form N-6 under Securities Act of 1933 for the purpose of registering variable interests in OneAmerica VUL, a flexible premium variable adjustable universal life insurance policy (the “Contract”) to be offered through the Separate Account.

AUL will file a pre-effective amendment to respond to comments of the Commission staff, update all financial information (including financial statements), and otherwise complete the enclosed filing prior to effectiveness.

Please contact me at (202) 261-3314 or James V. Catano at (202) 261-3376 with any comments or questions concerning this filing.  Thank you in advance for your consideration.

Sincerely,

/s/ Corey F. Rose
Corey F. Rose

cc:      James V. Catano, Esq., Dechert LLP